Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 18, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total(2)		Compensation Actually Paid(3)		Average Summary Compensation Table Total Non-PEO Named Executive(2) Officers ($)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(4) ($)	Value Of Initial Fixed $100 Investment Based on:		Net Income ($ In Millions)	Adjusted EBITDA as a Percentage of Net Sales(6)
Year(1)	for PEO – David Reeder ($)	for PEO – Bertrand Loy ($)	to PEO – David Reeder ($)	to PEO – Bertrand Loy ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	11,507,888	14,324,681	11,353,804	5,912,183	2,726,268	1,307,121	89.31	268.23	235.6	27.7%
2024		17,368,723		5,755,074	3,013,740	1,329,320	201.58	287.31	292.8	28.7%
2023		13,405,690		32,727,950	2,925,224	4,304,294	243.04	238.72	180.7	26.7%
2022		12,071,147		(14,955,812)	4,032,331	(1,180,462)	132.44	142.94	208.9	29.7%
2021		10,498,881		28,998,082	2,531,346	6,304,090	278.79	219.50	409.1	30.4%

Company Selected Measure Name			Adjusted EBITDA as a percentage of net sales
Named Executive Officers, Footnote	The PEO and non-PEO NEOs for the applicable years were as follows:
2025: Mr. Loy served as our PEO through August 18, 2025. Mr. Reeder served as PEO as of August 18, 2025; Ms. LaGorga, Ms. Rice, Mr. Colella and Mr. Woodland served as our non-PEO NEOs.
2024: Mr. Loy served as our PEO; Ms. LaGorga, Ms. Rice, Mr. Woodland and Mr. Colella served as our non-PEO NEOs.
2023: Mr. Loy served as our PEO; Ms. LaGorga, Mr. Woodland, Ms. Rice, Mr. Colella, Mr. Graves and Mr. Tison served as our non-PEO NEOs.
2022: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice, Mr. Colella and Mr. Woodland served as our non-PEO NEOs.
2021: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice and Mr. Haris served as our non-PEO NEOs.

Peer Group Issuers, Footnote			The peer group for each listed fiscal year consists of the companies listed in the Philadelphia Semiconductor Index TSR effective as of December 31, 2025.
Adjustment To PEO Compensation, Footnote	PEO - Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in columns (d) and (e) of the Pay Versus Performance table:

Year	Name	Summary Compensation Table Total for PEO ($)	Value of Summary Compensation Table Stock Awards and Option Awards ($)	Year-end Fair Value of Equity Awards Granted During Applicable Year that Remain Unvested as of Year-End ($)	Change In Fair Value as of Year-end of Any Prior Year Awards That Remain Unvested as of Year-End ($)	Change In Fair Value as of the Vesting Date of Any Prior Year Awards that Vested Applicable Year ($)	Compensation Actually Paid ($)
2025	Reeder	11,507,888	(10,561,875)	10,451,281	—	(43,490)	11,353,804
	Loy	14,324,681	(12,396,297)	9,907,951	(6,266,671)	342,519	5,912,183
2024	Loy	17,368,723	(14,896,910)	8,352,366	(7,041,893)	1,972,788	5,755,074
2023	Loy	13,405,690	(11,132,369)	18,504,501	8,861,419	3,088,709	32,727,950
2022	Loy	12,071,147	(9,472,554)	3,338,027	(19,164,110)	(1,728,323)	(14,955,812)
2021	Loy	10,498,881	(7,513,579)	12,131,903	12,448,578	1,432,299	28,998,082

Non-PEO NEO Average Total Compensation Amount			$ 2,726,268	$ 3,013,740	$ 2,925,224	$ 4,032,331	$ 2,531,346
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,307,121	1,329,320	4,304,294	(1,180,462)	6,304,090
Adjustment to Non-PEO NEO Compensation Footnote	Average non-PEO NEO Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (g) of the Pay Versus Performance table:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Value of Summary Compensation Table Stock Awards and Option Awards ($)	Average Year-End Fair Value of Equity Awards Granted During Applicable Year that Remain Unvested as of Year-End ($)	Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	2,726,268	(1,861,949)	1,488,192	(959,241)	(86,149)	1,307,121
2024	3,013,740	(2,077,222)	1,164,597	(924,955)	153,160	1,329,320
2023	2,925,224	(2,073,091)	2,621,341	737,908	92,912	4,304,294
2022	4,032,331	(3,178,153)	901,518	(2,611,814)	(324,344)	(1,180,462)
2021	2,531,346	(1,428,038)	2,305,895	2,487,675	407,212	6,304,090

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR (COMPANY TSR & PEER GROUP TSR)

■	PEO CAP - David Reeder	■	PEO CAP - Betrand Loy	■	NEO Avg CAP
	Entegris Cumulative TSR		Peer Group Cumulative TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME

■	PEO CAP - David Reeder	■	PEO CAP - Betrand Loy	■	NEO Avg CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. ADJUSTED EBITDA AS A PERCENTAGE OF NET SALES

■	PEO CAP - David Reeder	■	PEO CAP - Betrand Loy
■	NEO Avg CAP		Adjusted EBITDA Margin

Total Shareholder Return Vs Peer Group
Entegris and Philadelphia Semiconductor Index TSR
The following graphic compares the cumulative total shareholder return (“TSR”) on our common stock from December 31, 2020 through December 31, 2025 with the cumulative total return of the Philadelphia Semiconductor Index, assuming $100 was invested at the close of trading December 31, 2020 in our common stock and the Philadelphia Semiconductor Index and that all dividends are reinvested.

Entegris, Inc.	Philadelphia Semiconductor Index

Total Shareholder Return Amount			$ 89.31	201.58	243.04	132.44	278.79
Peer Group Total Shareholder Return Amount			268.23	287.31	238.72	142.94	219.50
Net Income (Loss)			$ 235,600,000	$ 292,800,000	$ 180,700,000	$ 208,900,000	$ 409,100,000
Company Selected Measure Amount			0.277	0.287	0.267	0.297	0.304
PEO Name	Mr. Reeder	Mr. Loy		Mr. Loy	Mr. Loy	Mr. Loy	Mr. Loy
Additional 402(v) Disclosure			The Summary Compensation Table totals reflected are as reported for the PEO and the average of the non-PEO NEOs for each of the years shown.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Non-GAAP Measure Description			The Company has identified Adjusted EBITDA as a percentage of net sales as our company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO NEOs in 2025 to the Company’s performance. See Appendix A for more information on the Company’s use of non-GAAP metrics, including GAAP to non-GAAP reconciliations.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue Growth in excess of our markets
Measure:: 4
Pay vs Performance Disclosure
Name			Free Cash Flow Margin
Reeder [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,507,888
PEO Actually Paid Compensation Amount			11,353,804
Loy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,324,681	$ 17,368,723	$ 13,405,690	$ 12,071,147	$ 10,498,881
PEO Actually Paid Compensation Amount			5,912,183	5,755,074	32,727,950	(14,955,812)	28,998,082
PEO | Reeder [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,561,875)
PEO | Reeder [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,451,281
PEO | Reeder [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Reeder [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,490)
PEO | Loy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,396,297)	(14,896,910)	(11,132,369)	(9,472,554)	(7,513,579)
PEO | Loy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,907,951	8,352,366	18,504,501	3,338,027	12,131,903
PEO | Loy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,266,671)	(7,041,893)	8,861,419	(19,164,110)	12,448,578
PEO | Loy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			342,519	1,972,788	3,088,709	(1,728,323)	1,432,299
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,861,949)	(2,077,222)	(2,073,091)	(3,178,153)	(1,428,038)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,488,192	1,164,597	2,621,341	901,518	2,305,895
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(959,241)	(924,955)	737,908	(2,611,814)	2,487,675
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (86,149)	$ 153,160	$ 92,912	$ (324,344)	$ 407,212